FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments And Fair Value Measurement [Abstract]
Disclosure of financial assets
The fair value of our 2013 Notes and 2019 Notes as compared to the carrying amounts were as follows:

		December 31, 2019		December 31, 2018
	Level	Carrying amount	Fair value	Carrying amount	Fair value
2013 Notes (1)	1	$(114,280)	$(116,581)	$(247,551)	$(263,675)
2019 Notes (1)	1	(169,769)	(297,735)	—	—
Total convertible notes		$(284,049)	$(414,316)	$(247,551)	$(263,675)

(1)
The fair value disclosed for our 2013 Notes and 2019 Notes is included in Level 1 as the basis of valuation uses a quoted price in an active market. The fair value of the convertible notes represents both the debt and equity components of the convertible notes (note 14).

Financial assets and liabilities by category

At December 31, 2019	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$503,647	$—	$—	$503,647
Trade receivables (2) (note 6)	—	54,164	—	54,164
Marketable securities (note 7)	—	—	66,453	66,453
Other current and non-current financial assets	13,337	4,627	1,000	18,964
Total financial assets	$516,984	$58,791	$67,453	$643,228

Financial liabilities
Trade and other payables	$78,819	$19,539	$—	$98,358
Other non-current financial liabilities	8,929	—	—	8,929
Debt (note 14(a))	284,049	—	—	284,049
Total financial liabilities	$371,797	$19,539	$—	$391,336

At December 31, 2018	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$419,212	$—	$—	$419,212
Trade receivables (2) (note 6)	—	11,287	—	11,287
Marketable securities (note 7)	—	—	29,542	29,542
Other financial assets	25,172	3,711	—	28,883
Total financial assets	$444,384	$14,998	$29,542	$488,924

Financial liabilities
Trade and other payables	$58,695	$15,885	$—	$74,580
Other non-current financial liabilities	14,487	—	—	14,487
Debt (note 14(a))	247,551	—	—	247,551
Total financial liabilities	$320,733	$15,885	$—	$336,618

(1)
Investments in equity securities were designated as FVTOCI upon initial recognition as the management of the equity securities in not considered to be part of our core operations. Securities in the portfolio are disposed of when they no longer meet our long-term investment strategy.

(2)	Trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(e).

Disclosure of financial liabilities
The fair value of our 2013 Notes and 2019 Notes as compared to the carrying amounts were as follows:

		December 31, 2019		December 31, 2018
	Level	Carrying amount	Fair value	Carrying amount	Fair value
2013 Notes (1)	1	$(114,280)	$(116,581)	$(247,551)	$(263,675)
2019 Notes (1)	1	(169,769)	(297,735)	—	—
Total convertible notes		$(284,049)	$(414,316)	$(247,551)	$(263,675)

(1)
The fair value disclosed for our 2013 Notes and 2019 Notes is included in Level 1 as the basis of valuation uses a quoted price in an active market. The fair value of the convertible notes represents both the debt and equity components of the convertible notes (note 14).

Financial assets and liabilities by category

At December 31, 2019	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$503,647	$—	$—	$503,647
Trade receivables (2) (note 6)	—	54,164	—	54,164
Marketable securities (note 7)	—	—	66,453	66,453
Other current and non-current financial assets	13,337	4,627	1,000	18,964
Total financial assets	$516,984	$58,791	$67,453	$643,228

Financial liabilities
Trade and other payables	$78,819	$19,539	$—	$98,358
Other non-current financial liabilities	8,929	—	—	8,929
Debt (note 14(a))	284,049	—	—	284,049
Total financial liabilities	$371,797	$19,539	$—	$391,336

At December 31, 2018	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$419,212	$—	$—	$419,212
Trade receivables (2) (note 6)	—	11,287	—	11,287
Marketable securities (note 7)	—	—	29,542	29,542
Other financial assets	25,172	3,711	—	28,883
Total financial assets	$444,384	$14,998	$29,542	$488,924

Financial liabilities
Trade and other payables	$58,695	$15,885	$—	$74,580
Other non-current financial liabilities	14,487	—	—	14,487
Debt (note 14(a))	247,551	—	—	247,551
Total financial liabilities	$320,733	$15,885	$—	$336,618

(1)
Investments in equity securities were designated as FVTOCI upon initial recognition as the management of the equity securities in not considered to be part of our core operations. Securities in the portfolio are disposed of when they no longer meet our long-term investment strategy.

(2)	Trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(e).

Disclosure of fair value of financial instruments
The levels in the fair value hierarchy into which our financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	Fair value at December 31, 2019
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Trade receivables (note 6)	$—	$54,164	$—	$54,164
Marketable securities (note 7)	66,453	—	—	66,453
Other financial assets	2,339	2,641	647	5,627
Accrued liabilities	—	(19,539)	—	(19,539)
	$68,792	$37,266	$647	$106,705

	Fair value at December 31, 2018
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Trade receivables (note 6)	$—	$11,287	$—	$11,287
Marketable securities (note 7)	29,542	—	—	29,542
Other financial assets	2,035	—	1,676	3,711
Accrued liabilities	—	(16,649)	—	(16,649)
	$31,577	$(5,362)	$1,676	$27,891

(1)
Marketable securities of publicly quoted companies, consisting of FVTOCI investments are valued using a market approach based upon unadjusted quoted prices in an active market obtained from securities exchanges.

(2)
Trade receivables relating to sales of concentrate are included in Level 2 as the basis of valuation uses quoted commodity forward prices. Accrued liabilities relating to DSUs, RSUs, and PSUs and derivative assets and liabilities are included in Level 2 as the basis of valuation uses quoted prices in active markets.

(3)
Certain items of deferred consideration from the sale of exploration and evaluation assets are included in Level 3, as certain assumptions used in the calculation of the fair value are not based on observable market data as detailed in note 2(m).